CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,000,953	$ 364,766
Short-term investments	791,730	31,188
Accounts receivable due	170,100	116,054
Prepaid expenses and other current assets	69,233	66,664
Amount due from SINA	16,356	18,565
Total current assets	2,048,372	597,237
Property and equipment, net	33,793	22,816
Intangible assets, net	517	1,100
Goodwill	13,420	10,266
Long-term investments	452,337	399,933
Other assets	13,380	5,592
Total assets	2,561,819	1,036,944
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiaries of $137,256 and $217,602 as of December 31, 2016 and 2017, respectively.)
Accounts payable	134,950	48,997
Accrued and other liabilities	268,615	180,142
Deferred revenues	81,311	48,964
Total current liabilities	484,876	278,103
Long-term liabilities
Convertible debt	879,983
Long-term deferred revenues	286	666
Deferred tax liability	1,880	817
Total long-term liabilities	882,149	1,483
Total liabilities	1,367,025	279,586
Commitments and contingencies (Note 16)
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 218,076 and 222,706 shares (including 120,927 Class A ordinary shares and 101,779 Class B ordinary shares) issued and outstanding as of December 31, 2016 and 2017, respectively.	56	55
Additional paid-in capital	1,030,048	979,805
Accumulated other comprehensive income (loss)	9,534	(26,994)
Retained earnings (Accumulated deficit)	152,949	(199,641)
Total Weibo shareholders' equity	1,192,587	753,225
Non-controlling interests	2,207	4,133
Total shareholders' equity	1,194,794	757,358
Total liabilities and shareholders' equity	2,561,819	1,036,944
Third parties
Current assets:
Accounts receivable due	97,572	61,655
Alibaba
Current assets:
Accounts receivable due	42,832	24,293
Other related parties
Current assets:
Accounts receivable due	$ 29,696	$ 30,106